Qualitative and Quantitative Information of Financial Risks - Schedule of Exchange Rate Sensitivity (Details) - Forward Currency Contracts € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Exchange Rate Sensitivity Euro
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ (1,506)	€ (1,729)
Effect on operating profit, decreases due to exchange rate	€ 1,537	€ 1,764
Exchange Rate Sensitivity Euro One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ 216	€ 187
Effect on operating profit, decreases due to exchange rate	€ (221)	€ (191)
Exchange Rate Sensitivity US Dollar
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ (4,431)	€ (5,087)
Effect on operating profit, decreases due to exchange rate	€ 4,705	€ 5,401
Exchange Rate Sensitivity
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ (7,244)	€ (8,316)
Effect on operating profit, decreases due to exchange rate	€ 8,007	€ 9,192
Exchange Rate Sensitivity Euro Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ (132)	€ (93)
Effect on operating profit, decreases due to exchange rate	€ 135	€ 95
Exchange Rate Sensitivity Mexican Pesos
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ 636	€ 551
Effect on operating profit, decreases due to exchange rate	€ (676)	€ (585)
Exchange Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ 1,041	€ 900
Effect on operating profit, decreases due to exchange rate	€ (1,150)	€ (995)
Exchange Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ (634)	€ (448)
Effect on operating profit, decreases due to exchange rate	€ 701	€ 495
Exchange Rate Sensitivity China Renminbi
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ (388)	€ (274)
Effect on operating profit, decreases due to exchange rate	€ 412	€ 291